Short-Term Investments (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Short-Term Investments [Abstract]
Short-term investments	$ 21,020,722		$ 22,168,607
Interest income	$ 320,254	$ 475,922